Loss Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss)	$ (6,379,000)	$ (6,072,000)	$ (21,010,541)	$ (15,820,997)
Denominator:
Weighted average common shares outstanding - Basic	59,234,601	54,490,925	56,763,879	52,074,647
Dilutive effect of stock options, RSUs and warrants	0	0	0	0
Weighted average common shares outstanding - Diluted	59,234,601	54,490,925	56,763,879	52,074,647
Basic loss per share	$ (0.11)	$ (0.11)	$ (0.37)	$ (0.3)
Diluted loss per share	$ (0.11)	$ (0.11)	$ (0.37)	$ (0.3)